Earnings per Share - Schedule of Computation of Basic and Diluted Income Attributable to Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net Income	$ 88,131	$ 14,458,911	$ 185,179
Less: Income (loss) attributable to non-controlling interests	(25,735)	5,991,431	74,810
Net income attributable to shareholders of Sinovac	113,866	8,467,480	110,369
Less: Preferred stock dividends	5,982	5,982	6,015
Net income attributable to common shareholders of Sinovac	107,884	8,461,498	104,354
Net income attributable to shareholders of Sinovac for computing diluted net income per share	$ 113,866	$ 8,467,480	$ 110,369
Denominator
Basic weighted average number of common shares outstanding	99,502,243	99,311,551	98,897,345
Dilutive effect of stock options and preferred shares	14,670,539	14,694,432	14,765,017
Diluted weighted average number of common shares outstanding	114,172,782	114,005,983	113,662,362
Earnings per share
Basic net income per share	$ 1.08	$ 85.20	$ 1.06
Diluted net income per share	$ 1.00	$ 74.27	$ 0.97